Provisions - Summary Of Changes In Provisions On Unused Loan Commitments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	₩ 806,031
Changes in provisions for credit commitment [Abstract]
Ending balance	611,428	₩ 806,031
Provisions for unused loan commitments
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	135,335	106,033	₩ 112,296
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	0	0	0
Transfer to expected credit loss for the entire period	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net provision for (reversal of) unused amount	890	29,283	(6,332)
Others	1,337	19	69
Ending balance	137,562	135,335	106,033
Provisions for unused loan commitments | Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	108,775	67,640	67,440
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	9,966	19,492	14,349
Transfer to expected credit loss for the entire period	(3,485)	(3,631)	(2,619)
Transfer to credit-impaired financial assets	(277)	(183)	(197)
Net provision for (reversal of) unused amount	(7,731)	25,438	(11,402)
Others	970	19	69
Ending balance	108,218	108,775	67,640
Provisions for unused loan commitments | Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	26,328	38,188	44,536
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(9,945)	(19,458)	(14,217)
Transfer to expected credit loss for the entire period	3,491	3,670	2,648
Transfer to credit-impaired financial assets	(321)	(263)	(306)
Net provision for (reversal of) unused amount	5,209	4,191	5,527
Others	134	0	0
Ending balance	24,896	26,328	38,188
Provisions for unused loan commitments | Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	232	205	320
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(21)	(34)	(132)
Transfer to expected credit loss for the entire period	(6)	(39)	(29)
Transfer to credit-impaired financial assets	598	446	503
Net provision for (reversal of) unused amount	3,412	(346)	(457)
Others	233	0	0
Ending balance	₩ 4,448	₩ 232	₩ 205